Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Shares Value
COMMON STOCKS — 92.9%
AUSTRALIA — 1.6%
42,891 ANZ Group Holdings Ltd. ....... $ 763,306
274,429 Atlassian Corp. - Class A(a) ....... 44,353,215
4,216,438 BHP Group Ltd. ............... 147,668,746
69,100 BlueScope Steel Ltd. ............ 942,282
23,105 Commonwealth Bank of Australia .. 1,803,625
62,329 Computershare Ltd. ............ 1,049,737
509,370 CSL Ltd. ..................... 107,553,770
276,330 Fortescue Metals Group Ltd. ...... 4,364,787
25,660 National Australia Bank Ltd. ...... 578,996
697,295 Newcrest Mining Ltd. ........... 11,079,399
85,725 Nick Scali Ltd. ................ 729,134
289,245 Nine Entertainment Co. Holdings
Ltd. ..................... 418,489
6,540 REA Group Ltd. ............... 586,453
418,893 Santos Ltd. ................... 2,138,398
97,935 SmartGroup Corp. Ltd. .......... 392,421
791,820 South32 Ltd. .................. 2,540,896
838,155 Tabcorp Holdings Ltd. ........... 623,415
116,384 Woodside Energy Group Ltd. ...... 3,013,634
43,257 Woolworths Group Ltd. .......... 1,105,540
331,706,243
BELGIUM — 0.0%
7,904 Etablissements Franz Colruyt NV ... 209,011
20,538 Proximus SADP ............... 210,455
5,513 UCB SA ..................... 452,643
872,109
BRAZIL — 0.5%
193,548 Ambev SA .................... 521,588
166,950 B3 SA - Brasil Bolsa Balcao ....... 426,559
108,815 Cia de Saneamento Basico do Estado
de Sao Paulo .............. 1,197,194
65,990 Cia de Saneamento de Minas Gerais-
COPASA ................. 190,835
1,511,400 Localiza Rent a Car SA .......... 17,631,958
290,895 MRV Engenharia e Participacoes SA . 402,851
3,585,379 NU Holdings Ltd. - Class A(a) ..... 16,672,012
442,467 Pagseguro Digital Ltd. - Class A(a) .. 4,464,492
135,166 Petroleo Brasileiro SA ........... 785,227
396,380 Petroleo Brasileiro SA - Preference
Shares ................... 2,044,250
3,426,385 Raia Drogasil SA ............... 16,840,672
183,590 Suzano SA .................... 1,679,916
683,315 Vale SA ...................... 12,771,689
1,078,708 XP, Inc. - Class A(a) ............. 19,222,577
94,851,820
CANADA — 1.6%
317,615 Agnico Eagle Mines Ltd. ......... 17,936,636
19,917 Alimentation Couche-Tard, Inc. .... 909,516
11,534 Bank of Nova Scotia (The) ........ 624,399
1,258,356 Barrick Gold Corp. ............. 24,608,187
Shares Value
CANADA (continued)
61,705 Cameco Corp. ................. $ 1,726,562
5,648 Canadian National Railway Co. .... 672,301
136,130 Canadian Natural Resources Ltd. ... 8,355,746
1,639,155 Canadian Pacific Railway Ltd. ..... 129,378,120
14,770 Canfor Corp. (a) ............... 279,848
98,880 Cenovus Energy, Inc. ............ 1,975,296
489 Constellation Software, Inc. ....... 863,948
14,743 Dollarama, Inc. ................ 881,666
19,195 Enbridge, Inc. ................. 785,948
87,860 First Quantum Minerals Ltd. ...... 2,038,434
131,815 Franco-Nevada Corp. ........... 19,335,112
91,970 Frontera Energy Corp.(a) ......... 839,139
14,240 Interfor Corp.(a) ............... 284,789
15,951 Metro, Inc. ................... 865,793
279,475 Nutrien Ltd. .................. 23,134,325
50,735 Pason Systems, Inc. ............. 601,705
11,623 Rogers Communications, Inc. - Class
B ....................... 565,099
14,132 Royal Bank of Canada ........... 1,446,179
1,088,350 Shopify, Inc. - Class A(a) ......... 53,623,005
15,525 Stella-Jones, Inc. ............... 564,970
114,090 Suncor Energy, Inc. ............. 3,959,773
10,742 TC Energy Corp. .............. 462,845
75,500 Teck Resources Ltd. - Class B ...... 3,266,153
11,385 Toronto-Dominion Bank (The) .... 787,722
25,505 Tourmaline Oil Corp. ........... 1,188,655
22,725 West Fraser Timber Co. Ltd. ...... 1,975,916
322,559 Wheaton Precious Metals Corp. .... 14,749,156
318,686,943
CHILE — 0.0%
44,432 Antofagasta Plc ................ 954,691
CHINA — 5.7%
1,300,854 Agricultural Bank of China Ltd. - H
Shares ................... 468,221
15,356,668 Alibaba Group Holding Ltd.(a) .... 211,133,745
12,498,565 ANTA Sports Products Ltd. ....... 189,585,974
262,901 Asymchem Laboratories Tianjin Co.
Ltd. - A Shares ............. 6,248,574
1,172,040 Bank of China Ltd. - H Shares ..... 446,154
432,300 Beijing United Information
Technology Co. Ltd. - A Shares 6,214,674
2,108,600 Centre Testing International Group
Co. Ltd. - A Shares(a)(b) ..... 7,425,840
1,056,698 China Construction Bank Corp. - H
Shares ................... 683,991
318,552 China International Capital Corp. Ltd.
- H Shares(c)(d) ............ 711,845
229,830 China Life Insuran ce Co. Ltd. - H
Shares ................... 423,065
2,932,583 China Merchants Bank Co. Ltd. - H
Shares ................... 19,021,110

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
CHINA (continued)
3,147,351 China Petroleum & Chemical Corp. -
H Shares ................. $ 1,699,474
990,145 China Resources Medical Holdings
Co. Ltd. ................. 774,979
245,643 China Shenhua Energy Co. Ltd. - H
Shares ................... 764,593
241,716 CITIC Securities Co. Ltd. - H Shares 553,001
198,586 Contemporary Amperex Technology
Co. Ltd. - A Shares ......... 13,778,910
366,700 Dongguan Yiheda Automation Co.
Ltd. - A Shares ............. 3,509,415
499,400 ENN Energy Holdings Ltd. ....... 7,524,324
2,468,421 Estun Automation Co. Ltd. - A Shares 9,571,424
1,852,803 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 21,835,538
413,763 Fosun International Ltd. ......... 384,157
1,205,200 Fuyao Glass Industry Group Co. Ltd. -
H Shares(c)(d) ............. 5,931,462
635,600 Glodon Co. Ltd. - A Shares ....... 6,167,349
210,300 Guangdong Kinlong Hardware
Products Co. Ltd. - A Shares ... 3,098,622
749,055 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 9,358,220
4,656,000 Haidilao International Holding Ltd.(a)
(c)(d) ................... 12,695,580
1,992,200 Haier Smart Home Co. Ltd. - H
Shares ................... 7,347,476
491,942 Haitong Securities Co. Ltd. - H Shares 339,354
972,135 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 4,333,814
332,712 Hangzhou Tigermed Consulting Co.
Ltd. - A Shares ............. 5,753,250
1,575,986 Hangzhou Tigermed Consulting Co.
Ltd. - H Shares(c)(d) ........ 20,673,284
2,217,716 Huayu Automotive Systems Co. Ltd. -
A Shares ................. 6,002,877
850,885 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 455,154
605,858 JD Health International, Inc.(a)(c)(d) 5,031,250
775,073 JD.com, Inc. - A Shares .......... 23,014,534
1,737,700 Jiangsu Azure Corp. - A Shares ..... 3,924,173
545,396 Kanzhun Ltd. - ADR(a) .......... 13,247,669
317,800 KE Holdings, Inc. - A Shares(a) .... 1,941,387
124,114 KE Holdings, Inc. - ADR(a) ...... 2,276,251
3,116,000 Kingdee International Software Group
Co. Ltd.(a) ............... 6,800,705
1,303,400 Kingsoft Corp. Ltd. ............. 4,799,173
419,300 Kuaishou Technology(a)(c)(d) ..... 3,689,343
83,327 Kweichow Moutai Co. Ltd. - A Shares 22,852,200
528,540 Legend Holdings Corp. - H Shares(c)
(d) ..................... 619,053
1,642,500 Li Ning Co. Ltd. ............... 16,237,203
Shares Value
CHINA (continued)
804,540 LONGi Green Energy Technology Co.
Ltd. - A Shares ............. $ 5,768,917
1,826,000 Medlive Technology Co. Ltd.(c)(d) .. 2,522,405
1,396,489 Meituan - B Shares(a)(c)(d) ....... 31,219,732
1,071,311 Midea Group Co. Ltd. - A Shares ... 8,794,290
1,350,000 Minth Group Ltd. .............. 3,962,254
32,555 NetEase, Inc. .................. 577,595
103,340 NetEase, Inc. - ADR ............ 9,156,957
138,791 New China Life Insurance Co. Ltd. -
H Shares ................. 372,232
170,422 NIO, Inc. - ADR(a) ............. 2,056,994
500,235 PICC Property & Casualty Co. Ltd. -
H Shares ................. 470,297
80,026 Pinduoduo, Inc. - ADR(a) ........ 7,840,947
4,658,205 Ping An Bank Co. Ltd. - A Shares .. 10,385,943
3,053,685 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 23,720,114
910,400 Pop Mart International Group Ltd.(c)
(d) ..................... 2,952,002
341,794 Proya Cosmetics Co. Ltd. - A Shares . 8,366,735
357,550 SG Micro Corp. - A Shares ....... 9,465,188
2,235,093 Shandong Sinocera Functional
Material Co. Ltd. - A Shares ... 10,831,798
1,040,152 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. 11,009,303
1,580,037 Shenzhen Megmeet Electrical Co. Ltd.
- A Shares ................ 6,636,957
627,400 Shenzhou International Group
Holdings Ltd. ............. 7,901,236
878,117 Sinocare, Inc. - A Shares .......... 4,745,662
236,400 Sungrow Power Supply Co. Ltd. - A
Shares ................... 4,578,295
383,265 Sunny Optical Technology Group Co.
Ltd. ..................... 5,172,981
5,051,187 Tencent Holdings Ltd. ........... 246,138,885
221,372 Topchoice Medical Corp. - A Shares(a) 5,342,290
3,098,000 Weichai Power Co. Ltd. - H Shares .. 4,678,252
389,000 WuXi AppTec Co. Ltd. - H Shares(c)
(d) ..................... 5,054,680
1,649,500 Wuxi Biologics Cayman, Inc.(a)(c)(d) 13,773,998
392,656 Yifeng Pharmacy Chain Co. Ltd. - A
Shares ................... 3,305,924
1,839,140 Yonyou Network Technology Co. Ltd.
- A Shares ................ 6,700,868
183,800 Yunnan Energy New Material Co. Ltd.
- A Shares ................ 4,269,332
2,885,168 Zhejiang Sanhua Intelligent Controls
Co. Ltd. - A Shares ......... 10,976,117
1,145,170 Zhou Hei Ya International Holdings
Co. Ltd.(c)(d) ............. 628,938

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
CHINA (continued)
6,366,000 Zijin Mining Group Co. Ltd. - H
Shares ................... $ 10,529,695
1,179,256,204
CZECH REPUBLIC — 0.0%
168,245 Moneta Money Bank AS(c)(d) ..... 621,125
DENMARK — 0.3%
3,809 Carlsberg A/S - Class B .......... 540,732
3,487 Coloplast A/S - Class B .......... 421,001
374,800 DSV A/S ..................... 62,003,212
23,891 Novo Nordisk A/S - Class B ....... 3,306,273
9,561 Novozymes A/S - Class B ......... 497,522
66,768,740
EGYPT — 0.0%
441,303 Commercial International Bank Egypt
SAE .................... 725,868
931,590 Egyptian Financial Group-Hermes
Holding Co.(a) ............ 586,830
1,312,698
FAEROE ISLANDS — 0 .0%
23,560 Bakkafrost P/F ................ 1,461,933
FINLAND — 0.0%
7,804 Elisa Oyj ..................... 444,618
31,065 Kesko Oyj - Class B ............. 723,612
8,272 Kone Oyj - Class B ............. 451,123
11,595 Neste Oyj .................... 554,268
146,940 Stora Enso Oyj - Class R ......... 2,100,562
141,889 UPM-Kymmene Oyj ............ 5,142,942
9,417,125
FRANCE — 1.7%
5,887 Air Liquide SA ................ 937,364
1,216,343 Airbus SE .................... 152,487,908
21,252 BNP Paribas SA ............... 1,459,627
6,425 Capgemini SE ................. 1,219,372
10,966 Edenred ..................... 597,312
832 Hermes International ............ 1,557,095
3,258 L'Oreal SA ................... 1,345,266
200,207 LVMH Moet Hennessy Louis Vuitton
SE ...................... 174,775,796
10,081 Sanofi ....................... 987,177
8,942 Schneider Electric SE ............ 1,450,532
2,206 Teleperformance ............... 613,239
235,314 TotalEnergies SE ............... 14,547,298
351,977,986
GERMANY — 0.7%
4,305 adidas AG .................... 693,175
11,408 BASF SE ..................... 654,083
2,895 Deutsche Boerse AG ............ 518,038
15,286 Deutsche Post AG .............. 658,164
74,204 Deutsche Telekom AG ........... 1,653,175
Shares Value
GERMANY (continued)
18,556 Evonik Industries AG ........... $ 412,473
8,079 Fresenius Medical Care AG & Co.
KGaA ................... 303,404
17,253 Fresenius SE & Co. KGaA ........ 500,007
92,965 K+S AG ..................... 2,225,251
388,000 Merck KGaA .................. 80,986,584
15,875 RWE AG .................... 706,737
12,202 Vonovia SE ................... 344,681
1,074,715 Zalando SE(a)(c)(d) ............. 50,119,342
139,775,114
HONG KONG — 0.3%
3,242,027 AIA Group Ltd. ................ 36,659,700
1,302,560 Beijing Enterprises Water Group Ltd. 332,850
146,319 BOC Hong Kong Holdings Ltd. ... 511,368
6,880,000 Brilliance China Automotive Holdings
Ltd.(a) ................... 4,086,456
134,918 China Mengniu Dairy Co. Ltd. .... 650,827
137,815 China Overseas Land & Investment
Ltd. ..................... 372,138
94,519 China Resources Beer Holdings Co.
Ltd. ..................... 711,566
110,489 China Resources Land Ltd. ....... 529,525
251,480 China Water Affairs Group Ltd. .... 218,578
4,044,000 Geely Automobile Holdings Ltd. ... 6,560,582
1,115,838 Guangdong Investment Ltd. ...... 1,212,268
26,026 Hang Seng Bank Ltd. ........... 433,417
1,028,315 Sino Biopharmaceutical Ltd. ...... 598,364
74,846 Sun Hung Kai Properties Ltd. ..... 1,061,438
53,939,077
INDIA — 3.1%
57,110 Adani Ports & Special Economic Zone
Ltd. ..................... 428,976
599,224 Apollo Hospitals Enterprise Ltd. ... 31,270,441
1,581,510 Asian Paints Ltd. ............... 52,813,658
11,105 Avenue Supermarts Ltd.(a)(c)(d) ... 476,978
522,805 Bajaj Finance Ltd. .............. 37,792,756
3,084,267 Bandhan Bank Ltd.(a)(c)(d) ....... 9,244,402
386,770 Bank of Baroda ................ 797,495
490,065 Bharat Electronics Ltd. .......... 570,211
66,070 Bharti Airtel Ltd. ............... 622,559
570,910 Britannia Industries Ltd. ......... 30,172,850
40,340 Central Depository Services India Ltd.
(d) ..................... 515,888
122,205 DLF Ltd. .................... 534,040
124,370 Embassy Office Parks REIT ....... 498,585
7,582,520 HDFC Bank Ltd. .............. 149,213,718
1,687,609 Housing Development Finance Corp.
Ltd. ..................... 54,328,247
3,737,463 ICICI Prudential Life Insurance Co.
Ltd.(c)(d) ................ 20,711,625
2,616,730 Jubilant Foodworks Ltd. ......... 15,645,216
124,540 Mindspace Business Parks REIT(c)(d) 502,764

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
INDIA (continued)
296,520 NTPC Ltd. ................... $ 621,052
340,120 Oil & Natural Gas Corp. Ltd. ..... 606,045
4,268,847 Reliance Industries Ltd. .......... 123,145,182
53,760 Tata Chemicals Ltd. ............. 641,358
176,975 Tata Consultancy Services Ltd. ..... 7,304,408
64,230 Tata Consumer Products Ltd. ...... 573,527
5,085 Tata Elxsi Ltd. ................. 414,686
3,119,058 Titan Co. Ltd. ................. 90,973,281
50,645 TVS Motor Co. Ltd. ............ 643,873
111,770 Wipro Ltd. ................... 547,306
631,611,127
INDONESIA — 0.1%
3,361,175 Aneka Tambang Tbk ............ 520,811
45,719,409 Bank Central Asia Tbk PT ........ 25,946,182
1,810,205 Bank Rakyat Indonesia Persero Tbk
PT ..................... 555,132
9,425,975 Bumi Serpong Damai Tbk PT(a) ... 589,127
27,611,252
IRELAND — 0.5%
6,017 Accenture Plc - Class A .......... 1,679,044
473,005 Aptiv Plc(a) ................... 53,492,136
15,075 Experian Plc .................. 551,285
57,845 Grafton Group Plc - Units ........ 656,596
1,985 ICON Plc(a) .................. 457,959
4,288 Jazz Pharmaceuticals Plc(a) ........ 671,758
637,505 Medtronic Plc ................. 53,352,794
110,861,572
ISRAEL — 0.0%
4,707 Check Point Software Technologies
Ltd.(a) ................... 598,731
330,295 ICL Group Ltd. ................ 2,622,423
3,221,154
ITALY — 0.0%
216,735 Eni SpA ..................... 3,335,169
45,091 FinecoBank Banca Fineco SpA ..... 809,467
26,246 Prysmian SpA ................. 1,071,826
5,216,462
JAPAN — 0.8%
21,549 Aeon Co. Ltd. ................. 441,791
13,291 Asahi Group Holdings Ltd. ....... 438,899
28,647 Astellas Pharma, Inc. ............ 421,688
52,025 Avex, Inc. .................... 702,639
8,881 Bandai Namco Holdings, Inc. ..... 593,906
16,445 Chugai Pharmaceutical Co. Ltd. .... 426,338
3,559 Daikin Industries Ltd. ........... 618,179
18,270 Daiwa House Industry Co. Ltd. .... 438,755
305 Daiwa House REIT Investment Corp. 663,599
1,825 Disco Corp. .................. 548,290
945 Fast Retailing Co. Ltd. ........... 573,955
30,999 Fuji Electric Co. Ltd. ............ 1,254,777
Shares Value
JAPAN (continued)
9,335 Fujitsu Ltd. ................... $ 1,329,112
450 Fukuoka REIT Corp. ........... 578,703
10,226 Hamamatsu Photonics KK ........ 546,378
15,738 Hitachi Ltd. .................. 825,340
6,064 Hoya Corp. ................... 666,870
91,020 Inpex Corp. ................... 1,000,187
22,861 ITOCHU Corp. ............... 738,909
180 Japan Real Estate Investment Corp.
REIT ................... 771,748
25,210 Japan Tobacco, Inc. ............. 514,080
8,538 Kao Corp. .................... 345,122
19,681 KDDI Corp. .................. 614,902
196,519 Keyence Corp. ................. 90,471,244
9,960 Kikkoman Corp. ............... 526,806
20,336 Kyowa Kirin Co. Ltd. ........... 453,512
8,042 Lawson, Inc. .................. 321,570
11,998 M3, Inc. ..................... 328,060
21,569 Mitsubishi Corp. ............... 722,259
38,900 Mitsubishi Electric Corp. ......... 428,707
27,573 Mitsubishi Estate Co. Ltd. ........ 354,399
31,568 Mitsui & Co. Ltd. .............. 931,343
26,163 Mitsui Fudosan Co. Ltd. ......... 490,390
9,948 Murata Manufacturing Co. Ltd. .... 568,434
16,487 Nichirei Corp. ................. 344,998
12,782 Nihon Kohden Corp. ........... 335,796
2,324,600 Nihon M&A Center Holdings, Inc. . 23,765,331
152 Nippon Building Fund, Inc. REIT .. 664,295
394 Nippon Prologis REIT, Inc. ....... 894,042
21,926 Nippon Telegraph & Telephone Corp. 657,463
18,412 Nomura Research Institute Ltd. .... 442,028
2,850 Obic Co. Ltd. ................. 456,931
8,302 Omron Corp. ................. 480,359
26,459 Osaka Gas Co. Ltd. ............. 426,966
12,036 Otsuka Holdings Co. Ltd. ........ 386,120
61,622 Panasonic Holdings Corp. ........ 571,444
29,490 Recruit Holdings Co. Ltd. ........ 948,406
13,004 Seven & i Holdings Co. Ltd. ...... 613,957
17,142 Shimadzu Corp. ............... 526,792
4,018 Shin-Etsu Chemical Co. Ltd. ...... 592,346
1,268 SMC Corp. ................... 644,031
34,669 SoftBank Corp. ................ 396,686
16,283 Sony Group Corp. .............. 1,454,912
49,110 Sumitomo Metal Mining Co. Ltd. .. 1,994,025
17,710 Sumitomo Mitsui Financial Group,
Inc. ..................... 769,696
17,560 Sumitomo Realty & Development Co.
Ltd. ..................... 428,062
12,426 Suntory Beverage & Food Ltd. ..... 419,598
15,005 Terumo Corp. ................. 436,801
28,911 Tokio Marine Holdings, Inc. ...... 605,533
2,924 Tokyo Electron Ltd. ............. 1,022,009
23,841 Tokyo Gas Co. Ltd. ............. 499,223
10,537 Toyo Suisan Kaisha Ltd. .......... 435,397

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
100,530 Toyota Motor Corp. ............ $ 1,476,356
12,021 Unicharm Corp. ............... 458,549
11,241 Yamaha Corp. ................. 437,096
154,236,139
KAZAKHSTAN — 0.1%
183,572 Kaspi.KZ JSC - GDR(d) ......... 13,494,606
LUXEMBOURG — 0.0%
175,735 Aroundtown SA ............... 489,282
MALAYSIA — 0.0%
1,575,610 IOI Corp. Berhad .............. 1,413,823
269,170 Kuala Lumpur Kepong Berhad ..... 1,354,120
151,018 Tenaga Nasional Berhad .......... 333,720
3,101,663
MEXICO — 0.0%
836,409 America Movil SAB de CV - Series L 873,253
226,503 Grupo Financiero Banorte SAB de CV
- Series O ................ 1,876,449
780,998 Grupo Mexico SAB de CV - Series B 3,473,545
199,583 Wal-Mart de Mexico SAB de CV ... 779,551
7,002,798
NETHERLANDS — 1.7%
48,667 Adyen NV(a)(c)(d) ............. 73,579,986
221,771 ASML Holding NV ............. 146,734,231
185,078 ASML Holding NV - New York .... 122,306,945
6,459 IMCD NV ................... 1,023,957
159,863 ING Groep NV ................ 2,314,858
21,168 Koninklijke Ahold Delhaize NV .... 631,801
6,204 NXP Semiconductors NV ........ 1,143,459
6,149 Wolters Kluwer NV ............. 670,382
348,405,619
NORWAY — 0.1%
34,076 Aker BP ASA .................. 1,038,015
93,445 Equinor ASA .................. 2,847,892
216,800 Mowi ASA ................... 4,008,994
245,340 Norsk Hydro ASA .............. 1,989,180
26,695 Salmar ASA ................... 1,241,308
29,523 Telenor ASA .................. 309,065
33,190 TOMRA Systems ASA .......... 585,915
72,190 Yara International ASA .......... 3,207,497
15,227,866
PHILIPPINES — 0.0%
857,005 SM Prime Holdings, Inc. ......... 580,689
POLAND — 0.0%
95,391 Powszechna Kasa Oszczednosci Bank
Polski SA ................. 711,474
61,936 Powszechny Zaklad Ubezpieczen SA . 526,455
1,237,929
Shares Value
PORTUGAL — 0.0%
25,219 Jeronimo Martins SGPS SA ....... $ 547,523
QATAR — 0.0%
116,623 Qatar National Bank QPSC ....... 578,099
SINGAPORE — 0.4%
1,120,421 Sea Ltd. - ADR(a) .............. 72,211,134
769,740 UMS Holdings Ltd. ............ 778,466
1,412,990 Wilmar International Ltd. ........ 4,393,019
77,382,619
SOUTH AFRICA — 0.1%
98,387 Absa Group Ltd. ............... 1,130,694
302,845 AngloGold Ashanti Ltd. .......... 6,367,342
627,425 Gold Fields Ltd. ............... 7,151,325
160,805 Impala Platinum Holdings Ltd. .... 1,864,668
511,005 Sibanye Stillwater Ltd. ........... 1,350,715
79,202 Standard Bank Group Ltd. ........ 790,255
79,542 Vodacom Group Ltd. ............ 559,010
19,214,009
SOUTH KOREA — 0.2%
747,754 Coupang, Inc.(a) ............... 12,629,565
1,410 Dongwha Enterprise Co. Ltd.(a) ... 61,493
3,579 Hyundai Mobis Co. Ltd. ......... 598,434
23,185 Kakaopay Corp.(a) ............. 1,158,684
20,359 KB Financial Group, Inc. ......... 927,809
30,364 Kia Corp. .................... 1,654,290
1,653 Korea Zinc Co. Ltd. ............ 728,039
1,774 LG H&H Co. Ltd. ............. 1,075,503
2,400 LG H&H Co. Ltd. - Preference Shares 620,978
37,583 NAVER Corp. ................. 6,243,501
6,251 POSCO Holdings, Inc. .......... 1,536,039
67,235 Samsung Electronics Co. Ltd. ..... 3,348,992
21,837 Samsung Electronics Co. Ltd. -
Preference Shares ........... 979,916
7,763 Samsung SDI Co. Ltd. ........... 4,350,402
35,913,645
SPAIN — 0.0%
92,982 Iberdrola SA .................. 1,090,844
16,739 Industria de Diseno Textil SA ...... 522,605
31,168 Red Electrica Corp. SA .......... 551,639
113,485 Repsol SA .................... 1,864,200
4,029,288
SWEDEN — 0.1%
86,304 Atlas Copco AB - Class A ......... 1,024,089
46,870 Boliden AB ................... 2,103,386
137,360 Fastighets AB Balder - Class B(a) ... 707,712
131,121 Hexagon AB - Class B ........... 1,503,106
36,503 Sandvik AB ................... 754,431
52,815 SkiStar AB ................... 571,960
142,380 Svenska Cellulosa AB SCA - Class B . 1,977,138
34,039 Tele2 AB - Class B .............. 293,979

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
SWEDEN (continued)
72,460 Wihlborgs Fastigheter AB ........ $ 596,572
9,532,373
SWITZERLAND — 0.5%
12,520 Georg Fischer AG .............. 863,224
150 Givaudan SA .................. 486,335
1,962,230 Glencore Plc .................. 13,140,835
1,844 Lonza Group AG ............... 1,051,894
27,841 Nestle SA .................... 3,396,854
20,949 Novartis AG .................. 1,893,980
6,263 Roche Holding AG ............. 1,955,123
795 Siegfried Holding AG ........... 584,030
259,613 Sika AG ..................... 73,768,224
2,492 Sonova Holding AG ............ 623,179
18,664 STMicroelectronics NV .......... 878,857
1,554 Swisscom AG ................. 918,190
47,919 UBS Group AG ................ 1,022,850
1,525 Zurich Insurance Group AG ...... 754,156
101,337,731
TAIWAN — 0.3%
100,685 Chailease Holding Co. Ltd. ....... 758,776
884,710 Chunghwa Telecom Co. Ltd. ...... 3,306,265
97,409 Delta Electronics, Inc. ........... 944,621
782,865 Elitegroup Computer Systems Co. Ltd.
(a) ...................... 565,037
185,511 Formosa Chemicals & Fibre Corp. .. 447,137
379,334 Hon Hai Precision Industry Co. Ltd. 1,264,978
41,410 MediaTek, Inc. ................ 1,000,506
467,888 Mega Financial Holding Co. Ltd. ... 499,616
201,438 Pegatron Corp. ................ 434,229
49,470 Poya International Co. Ltd. ....... 859,235
75,408 Realtek Semiconductor Corp. ...... 809,798
81,660 Sporton International, Inc. ........ 599,521
279,356 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 4,929,739
501,690 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 46,521,714
214,755 Uni-President Enterprises Corp. .... 482,466
63,423,638
THAILAND — 0.2%
16,689,800 CP ALL Public Co. Ltd. - FOR .... 33,712,707
TURKEY — 0.0%
29,289 BIM Birlesik Magazalar AS ....... 194,213
214,472 Eregli Demir ve Celik Fabrikalari TAS 435,311
28,265 Ford Otomotiv Sanayi AS ........ 768,778
22,805 Otokar Otomotiv Ve Savunma Sanayi
AS ...................... 1,212,620
2,610,922
UNITED ARAB EMIRATES — 0.1%
507,935 Agthia Group PJSC ............. 563,406
483,955 Emaar Development PJSC(a) ...... 589,292
Shares Value
UNITED ARAB EMIRATES (continued)
397,305 Emaar Properties PJSC .......... $ 603,712
531,085 Fertiglobe Plc ................. 579,346
219,860 International Holding Co. PJSC(a) . 23,962,700
26,298,456
UNITED KINGDOM — 3.5%
265,829 Anglo American Plc ............. 11,465,314
1,380,980 AstraZeneca Plc ................ 180,925,705
9,271 AstraZeneca Plc - ADR .......... 606,045
75,143 Barratt Developments Plc ........ 427,093
1,904,756 BP Plc ....................... 11,505,212
26,962 British American Tobacco Plc ...... 1,033,557
9,710 Croda International Plc .......... 827,649
25,480 Diageo Plc ................... 1,114,141
4,165,838 Entain Plc .................... 76,820,996
36,777 GSK Plc ..................... 645,989
24,111 Hargreaves Lansdown Plc ......... 265,443
71,265 Howden Joinery Group Plc ....... 608,089
98,515 HSBC Holdings Plc ............ 725,893
485,147 ITV Plc ...................... 485,842
169,005 Legal & General Group Plc ....... 531,849
508,541 Linde Plc .................... 168,296,559
7,445 LivaNova Plc(a) ................ 418,409
1,054,895 Lloyds Banking Group Plc ........ 686,521
1,623,924 London Stock Exchange Group Plc . 148,662,112
139,904 Mondi Plc .................... 2,638,289
8,193 Next Plc ..................... 670,796
74,815 Pennon Group Plc .............. 849,302
41,087 RELX Plc .................... 1,220,651
202,755 Rio Tinto Plc .................. 15,875,973
44,526,500 Rolls-Royce Holdings Plc(a) ....... 58,255,576
73,280 Severn Trent Plc ............... 2,550,211
712,407 Shell Plc ..................... 20,914,695
6,151 Spirax-Sarco Engineering Plc ...... 878,622
18,000 Unilever Plc .................. 916,184
13,255 Unilever Plc .................. 672,915
195,920 United Utilities Group Plc ........ 2,563,628
714,059,260
UNITED STATES — 67.9%
5,485 3M Co. ...................... 631,214
16,000 A.O. Smith Corp. .............. 1,083,200
1,080,259 Abbott Laboratories ............. 119,422,632
1,481,179 AbbVie, Inc. .................. 218,844,197
17,885 ACI Worldwide, Inc.(a) .......... 499,528
5,676 Adobe, Inc.(a) ................. 2,102,050
809,267 Agilent Technologies, Inc. ........ 123,073,325
11,640 Agilysys, Inc.(a) ................ 972,638
7,505 Agree Realty Corp. REIT ......... 560,098
490,862 Air Products and Chemicals, Inc. ... 157,326,180
161,123 Airbnb, Inc. - Class A(a) ......... 17,902,377
25,530 Alcoa Corp. ................... 1,333,687
472,973 Alexandria Real Estate Equities, Inc.
REIT ................... 76,025,680

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
166,870 Align Technology, Inc.(a) ......... $ 45,009,845
33,494 Ally Financial, Inc. ............. 1,088,220
596,980 Alphabet, Inc. - Class A(a) ........ 59,005,503
5,096,060 Alphabet, Inc. - Class C(a) ........ 508,943,512
4,283,914 Amazon.com, Inc.(a) ............ 441,800,051
10,422 American Express Co. ........... 1,823,120
9,165 American International Group, Inc. . 579,411
8,170 American States Water Co. ........ 769,369
396,562 American Tower Corp. REIT ...... 88,587,985
39,730 American Water Works Co., Inc. ... 6,217,348
4,632 Ameriprise Financial, Inc. ........ 1,621,756
902,982 AmerisourceBergen Corp. ........ 152,567,839
1,225,980 AMETEK, Inc. ................ 177,669,022
7,638 Amgen, Inc. .................. 1,927,831
4,260 Analog Devices, Inc. ............ 730,462
2,294 ANSYS, Inc.(a) ................ 611,030
2,442 Aon Plc - Class A ............... 778,217
20,625 APA Corp. ................... 914,306
5,470,484 Apple, Inc. ................... 789,336,136
13,534 Applied Materials, Inc. ........... 1,508,906
188,885 Archer-Daniels-Midland Co. ...... 15,649,122
672,500 Arthur J Gallagher & Co. ........ 131,621,700
12,315 ASGN, Inc.(a) ................. 1,120,049
72,378 AT&T, Inc. ................... 1,474,340
5,041 Autodesk, Inc.(a) ............... 1,084,622
364,403 Automatic Data Processing, Inc. .... 82,285,841
484 AutoZone, Inc.(a) .............. 1,180,403
4,018 Avery Dennison Corp. ........... 761,170
9,988,271 Bank of America Corp. .......... 354,383,855
29,872 Bank OZK ................... 1,364,254
606,012 BeiGene Ltd.(a) ................ 11,911,480
654,871 Berkshire Hathaway, Inc. - Class B(a) 204,005,414
2,068 Biogen, Inc.(a) ................. 601,581
10,932 Bio-Techne Corp. .............. 870,843
9,066 Blackbaud, Inc.(a) .............. 563,996
1,733,978 Blackstone, Inc. ................ 166,392,529
686,822 Block, Inc.(a) ................. 56,127,094
613 Booking Holdings, Inc.(a) ........ 1,492,103
16,277 BorgWarner, Inc. ............... 769,577
29,905 Boyd Gaming Corp. ............ 1,863,381
13,729 Bread Financial Holdings, Inc. ..... 563,301
25,907 Bristol-Myers Squibb Co. ......... 1,882,144
313,449 Broadcom, Inc. ................ 183,370,799
4,257 Broadridge Financial Solutions, Inc. . 640,083
6,951 Brown-Forman Corp. - Class B .... 462,798
50,000 Bunge Ltd. ................... 4,955,000
300 Cable One, Inc. ................ 236,964
486,027 Cadence Design Systems, Inc.(a) ... 88,860,316
19,792 California Water Service Group .... 1,210,677
5,280 Capital One Financial Corp. ...... 628,320
8,503 Cardinal Health, Inc. ............ 656,857
21,935 Carriage Services, Inc. ........... 711,133
388,979 Caterpillar, Inc. ................ 98,135,512
Shares Value
UNITED STATES (continued)
78,020 CF Industries Holdings, Inc. ...... $ 6,608,294
17,759 Charles Schwab Corp. (The) ...... 1,374,902
2,303 Charter Communications, Inc. - Class
A(a) .................... 885,066
15,895 Cheesecake Factory, Inc. (The) ..... 623,879
1,124 Chemed Corp. ................ 567,777
3,646,067 Chevron Corp. ................ 634,488,579
81,537 Chipotle Mexican Grill, Inc.(a) .... 134,240,886
5,753 Cigna Corp. .................. 1,821,803
51,007 Cisco Systems, Inc. ............. 2,482,511
35,769 Citigroup, Inc. ................ 1,867,857
35,653 Citizens Financial Group, Inc. ..... 1,544,488
3,570 Clorox Co. (The) ............... 516,543
771,105 Cloudflare, Inc. - Class A(a) ....... 40,799,166
1,784,966 Coca-Cola Co. (The) ............ 109,454,115
11,509 Cognizant Technology Solutions Corp.
- Class A ................. 768,226
10,237 Colgate-Palmolive Co. ........... 762,964
1,903,847 Comcast Corp. - Class A ......... 74,916,379
19,874 Comerica, Inc. ................ 1,456,963
12,362 CommVault Systems, Inc.(a) ...... 769,287
85,007 ConocoPhillips ................ 10,359,803
2,346,395 Corteva, Inc. .................. 151,225,158
373,845 Costco Wholesale Corp. ......... 191,087,133
70,475 Coterra Energy, Inc. ............. 1,763,989
4,487 Crown Castle, Inc. REIT ......... 664,570
43,299 CSX Corp. ................... 1,338,805
2,965 Cummins, Inc. ................ 739,886
14,505 CVS Health Corp. .............. 1,279,631
468,505 Danaher Corp. ................ 123,863,352
276,888 Deere & Co. .................. 117,079,322
38,130 Devon Energy Corp. ............ 2,411,341
849,747 Dexcom, Inc.(a) ............... 90,999,406
9,890 Diamondback Energy, Inc. ........ 1,445,127
5,908 Digital Realty Trust, Inc. REIT .... 677,175
2,531 Dollar General Corp. ............ 591,242
1,365 Domino's Pizza, Inc. ............ 481,845
560,004 DoorDash, Inc. - Class A(a) ....... 32,435,432
1,169,910 Duke Energy Corp. ............. 119,857,280
29,112 East West Bancorp, Inc. .......... 2,285,874
615,029 Eaton Corp. Plc ................ 99,763,854
27,655 eBay, Inc. .................... 1,368,923
589,254 Edwards Lifesciences Corp.(a) ..... 45,195,782
5,242 Electronic Arts, Inc. ............. 674,541
298,291 Elevance Health, Inc. ............ 149,142,517
10,079 Eli Lilly & Co. ................ 3,468,688
6,133 Encompass Health Corp. ......... 383,006
6,658 Enovis Corp.(a) ................ 419,121
1,880 Enphase Energy, Inc.(a) .......... 416,194
435,494 Entegris, Inc. .................. 35,148,721
7,636 Envestnet, Inc.(a) .............. 496,340
651,125 EOG Resources, Inc. ............ 86,111,281
17,050 EQT Corp. ................... 557,024

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
21,803 Equity Commonwealth REIT ..... $ 556,413
7,097 Equity LifeStyle Properties, Inc. REIT 509,423
50,650 Essential Utilities, Inc. ........... 2,366,874
159,660 Estee Lauder Cos, Inc. (The) - Class A 44,238,593
4,815 Etsy, Inc.(a) ................... 662,448
5,632 Euronet Worldwide, Inc.(a) ....... 634,614
5,910 Extra Space Storage, Inc. REIT .... 932,775
594,047 Exxon Mobil Corp. ............. 68,915,392
3,313 Fair Isaac Corp.(a) .............. 2,206,292
12,184 Fastenal Co. .................. 615,901
1,315,600 Fiserv, Inc.(a) ................. 140,348,208
3,651 FleetCor Technologies, Inc.(a) ..... 762,365
54,944 Flex Ltd.(a) ................... 1,282,942
43,230 FMC Corp. ................... 5,755,210
1,339,860 Fortinet, Inc.(a) ................ 70,128,272
1,584,153 Freeport-McMoRan, Inc. ......... 70,684,907
22,078 Gen Digital, Inc. ............... 508,015
6,529 General Dynamics Corp. ......... 1,521,649
11,461 General Mills, Inc. .............. 898,084
763,274 Genuine Parts Co. .............. 128,092,643
13,394 Gilead Sciences, Inc. ............ 1,124,292
5,588 Goldman Sachs Group, Inc. (The) .. 2,044,146
9,442 Graco, Inc. ................... 645,077
4,975 Guidewire Software, Inc.(a) ....... 364,369
3,884 HCA Healthcare, Inc. ........... 990,692
178,477 Hershey Co. (The) .............. 40,085,934
15,875 Hess Corp. ................... 2,383,790
281,962 Home Depot, Inc. (The) ......... 91,403,622
7,473 Honeywell International, Inc. ...... 1,557,971
9,725 Hormel Foods Corp. ............ 440,640
41,675 HP, Inc. ..................... 1,214,410
1,813 Humana, Inc. ................. 927,712
2,141 IDEXX Laboratories, Inc.(a) ...... 1,028,751
363,850 Illinois Tool Works, Inc. .......... 85,883,154
9,402 Integra LifeSciences Holdings Corp.(a) 538,735
51,521 Intel Corp. ................... 1,455,983
10,313 InterDigital, Inc. ............... 721,394
14,465 International Business Machines Corp. 1,948,869
5,200 Intuit, Inc. ................... 2,197,884
284,532 Intuitive Surgical, Inc.(a) ......... 69,906,667
327,683 iRhythm Technologies, Inc.(a) ..... 32,211,239
2,656 Jack Henry & Associates, Inc. ..... 478,319
5,795 Jack in the Box, Inc. ............ 440,304
25,020 Johnson & Johnson ............. 4,088,768
2,846,138 JPMorgan Chase & Co. .......... 398,345,474
19,349 Kennametal, Inc. ............... 551,447
5,415 Kimberly-Clark Corp. ........... 704,004
30,931 Kinder Morgan, Inc. ............ 566,037
279,332 KLA Corp. ................... 109,632,223
14,303 Kroger Co. (The) ............... 638,343
3,531 L3Harris Technologies, Inc. ....... 758,529
174,000 Lam Research Corp. ............ 87,017,400
3,160 Lancaster Colony Corp. .......... 606,436
Shares Value
UNITED STATES (continued)
4,890 Leidos Holdings, Inc. ............ $ 483,328
12,405 Lennar Corp. - Class A .......... 1,270,272
16,517 Lincoln National Corp. .......... 585,197
138,317 Lockheed Martin Corp. .......... 64,076,733
612,694 Lowe's Cos, Inc. ............... 127,593,526
8,821 Manhattan Associates, Inc.(a) ...... 1,149,906
47,545 Marathon Oil Corp. ............ 1,306,061
5,492 Marriott Vacations Worldwide Corp. 878,940
12,388 Masco Corp. .................. 659,042
2,202 Masimo Corp.(a) ............... 374,516
510,187 Mastercard, Inc. - Class A ........ 189,075,302
258,088 McDonald's Corp. .............. 69,012,731
3,313 McKesson Corp. ............... 1,254,567
1,109,558 Merck & Co., Inc. .............. 119,177,625
761,930 Meta Platforms, Inc. - Class A(a) ... 113,504,712
1,318,825 MetLife, Inc. .................. 96,300,602
876 Mettler-Toledo International, Inc.(a) 1,342,838
15,148 Microchip Technology, Inc. ....... 1,175,788
14,047 Micron Technology, Inc. ......... 847,034
3,066,870 Microsoft Corp. ............... 760,001,055
5,135 Moderna, Inc.(a) ............... 904,068
6,512 Mohawk Industries, Inc.(a) ....... 781,831
2,732 Molina Healthcare, Inc.(a) ........ 851,920
22,702 Mondelez International, Inc. - Class A 1,485,619
2,931 Monolithic Power Systems, Inc. .... 1,250,247
8,226 Monster Beverage Corp.(a) ........ 856,162
27,262 Morgan Stanley ................ 2,653,410
135,615 Mosaic Co. (The) ............... 6,718,367
424,330 Motorola Solutions, Inc. ......... 109,057,053
2,353 MSCI, Inc. ................... 1,250,761
67,180 Navient Corp. ................. 1,274,405
23,145 NCR Corp.(a) ................. 634,636
10,452 NetApp, Inc. .................. 692,236
192,724 Netflix, Inc.(a) ................. 68,197,315
499,421 Newmont Corp. ............... 26,434,354
10,119 NextEra Energy Partners LP ....... 741,723
3,316,855 NextEra Energy, Inc. ............ 247,536,889
644,625 NIKE, Inc. - Class B ............ 82,080,101
6,118 Norfolk Southern Corp. .......... 1,503,866
301,950 Northrop Grumman Corp. ....... 135,285,678
5,708 Novanta, Inc.(a) ............... 921,671
928,293 NVIDIA Corp. ................ 181,360,603
65,845 Occidental Petroleum Corp. ....... 4,266,098
750,630 Okta, Inc.(a) .................. 55,253,874
11,590 Omnicell, Inc.(a) ............... 642,897
31,721 ON Semiconductor Corp.(a) ...... 2,329,907
2,378,577 Oracle Corp. .................. 210,408,921
219,820 O'Reilly Automotive, Inc.(a) ...... 174,174,377
13,850 Ovintiv, Inc. .................. 681,835
6,458 PACCAR, Inc. ................ 705,924
446,541 Palo Alto Networks, Inc.(a) ....... 70,839,264
6,656 Paychex, Inc. .................. 771,164
2,705 Paylocity Holding Corp.(a) ....... 563,424

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
2,190 PayPal Holdings, Inc.(a) .......... $ 178,463
3,045 Penumbra, Inc.(a) .............. 762,498
398,593 PepsiCo, Inc. .................. 68,167,375
52,207 Pfizer, Inc. .................... 2,305,461
9,641,182 PG&E Corp.(a) ................ 153,294,794
1,421,538 Philip Morris International, Inc. .... 148,181,121
8,165 Phillips 66 .................... 818,705
20,968 Pioneer Natural Resources Co. ..... 4,829,979
13,857 Premier, Inc. - Class A ........... 462,270
493,379 Procter & Gamble Co. (The) ...... 70,247,302
11,639 Progress Software Corp. .......... 617,333
8,315 Prologis, Inc. REIT ............. 1,074,963
645,195 Prudential Financial, Inc. ......... 67,706,763
3,995 Public Storage REIT ............ 1,215,838
9,977 PVH Corp. ................... 896,932
11,733 QUALCOMM, Inc. ............ 1,562,953
875,771 Quanta Services, Inc. ............ 133,283,588
597,354 Quest Diagnostics, Inc. .......... 88,695,122
1,136 Regeneron Pharmaceuticals, Inc.(a) . 861,622
218,618 Repligen Corp.(a) .............. 40,509,915
2,941 ResMed, Inc. .................. 671,636
17,186 Rollins, Inc. .................. 625,570
2,063 Roper Technologies, Inc. ......... 880,385
470,093 Ross Stores, Inc. ............... 55,560,292
37,695 Royal Gold, Inc. ............... 4,788,396
213,843 S&P Global, Inc. ............... 80,178,294
5,480 Saia, Inc.(a) ................... 1,494,834
31,373 Schlumberger Ltd. .............. 1,787,634
5,730 Science Applications International
Corp. ................... 594,659
13,365 Scotts Miracle-Gro Co. (The) ...... 964,819
8,715 Seagate Technology Holdings Plc ... 590,703
8,945 Shake Shack, Inc. - Class A(a) ..... 508,792
701,455 Simon Property Group, Inc. REIT .. 90,108,909
32,205 Six Flags Entertainment Corp.(a) ... 864,704
8,809 Skyworks Solutions, Inc. ......... 966,083
295,463 Snowflake, Inc. - Class A(a) ....... 46,222,232
15,435 Spectrum Brands Holdings, Inc. .... 1,047,728
12,475 SS&C Technologies Holdings, Inc. .. 752,866
753,346 Starbucks Corp. ................ 82,220,182
15,727 State Street Corp. .............. 1,436,347
8,860 Stericycle, Inc.(a) ............... 476,757
31,990 Synchrony Financial ............ 1,174,993
4,445 Synopsys, Inc.(a) ............... 1,572,419
6,459 Target Corp. .................. 1,111,852
952,041 TE Connectivity Ltd. ........... 121,052,013
8,522 Teradyne, Inc. ................. 866,687
633,749 Texas Instruments, Inc. .......... 112,306,660
19,247 Textron, Inc. .................. 1,402,144
237,822 Thermo Fisher Scientific, Inc. ...... 135,637,021
12,362 Timken Co. (The) .............. 1,018,011
6,322 Tractor Supply Co. ............. 1,441,353
17,801 Trimble, Inc.(a) ................ 1,033,526
Shares Value
UNITED STATES (continued)
9,591 TriNet Group, Inc.(a) ........... $ 723,641
2,645,124 Truist Financial Corp. ........... 130,642,674
1,528 Tyler Technologies, Inc.(a) ........ 493,193
108,705 Tyson Foods, Inc. - Class A ....... 7,147,354
23,166 UFP Industries, Inc. ............ 2,167,179
2,398 Ulta Beauty, Inc.(a) ............. 1,232,476
566,292 Union Pacific Corp. ............. 115,631,163
268,363 United Rentals, Inc. (a) ........... 118,334,665
4,555 United Therapeutics Corp.(a) ...... 1,198,739
424,473 UnitedHealth Group, Inc. ........ 211,892,677
2,806 Vail Resorts, Inc. ............... 736,126
9,470 Valero Energy Corp. ............ 1,326,084
2,170 VeriSign, Inc.(a) ............... 473,168
2,939 Verisk Analytics, Inc. ............ 534,281
3,386,247 Verizon Communications, Inc. ..... 140,766,288
34,593 Viatris, Inc. ................... 420,651
972,578 Visa, Inc. - Class A ............. 223,897,181
24,752 Vistra Corp. .................. 570,781
10,194 Walgreens Boots Alliance, Inc. ..... 375,751
554,483 Walmart, Inc. ................. 79,773,469
504,167 Waste Management, Inc. ......... 78,009,760
2,412 Waters Corp.(a) ................ 792,535
2,765 WD-40 Co. .................. 482,603
856,025 WEC Energy Group, Inc. ........ 80,457,790
42,233 Wells Fargo & Co. .............. 1,979,461
18,113 WESCO International, Inc.(a) ..... 2,699,018
3,081 West Pharmaceutical Services, Inc. .. 818,314
15,286 Westrock Co. ................. 599,823
8,704 WEX, Inc.(a) ................. 1,609,979
168,758 Weyerhaeuser Co. REIT ......... 5,810,338
1,601 WW Grainger, Inc. ............. 943,757
5,609 Yum! Brands, Inc. .............. 732,031
2,561 Zebra Technologies Corp. - Class A(a) 809,737
356,700 Zoetis, Inc. ................... 59,030,283
13,946,634,459
URUGUAY — 0.8%
114,488 Globant SA(a) ................. 18,567,664
130,075 MercadoLibre, Inc.(a) ........... 153,708,327
172,275,991
Total Common Stocks
(Cost $14,426,559,146)
19,081,450,686
EXCHANGE-TRADED FUNDS — 5.1%
2,686,648 Consumer Staples Select Sector SPDR
Fund .................... 198,113,424
1,566,720 Energy Select Sector SPDR Fund ... 140,895,130
7,443,000 Financial Select Sector SPDR Fund . 272,116,080
1,150,000 Industrial Select Sector SPDR Fund . 117,127,500
3,200,000 iShares Europe ETF ............. 158,720,000
1,179,200 SPDR S&P Metals & Mining ETF . 67,355,904

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
648,753 SPDR S&P Oil & Gas Exploration &
Production ETF ............ $ 91,454,710
Total Exchange-Traded Funds
(Cost $964,873,035)
1,045,782,748
Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Bank — 0.3%
$ 17,000,000 4.23%, 02/08/23(e) ............. 16,985,172
27,000,000 4.30%, 02/15/23(e) ............. 26,952,919
6,000,000 4.33%, 02/22/23(e) ............. 5,983,978
Total U.S. Government Agencies
(Cost $49,926,026)
49,922,069
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
50,000,000 4.43%, 02/23/23(e) ............. 49,864,206
Total U.S. Government Securities
(Cost $49,865,189)
49,864,206
Shares
INVESTMENT COMPANY — 1.7%
353,012,898 Federated Hermes Government
Obligations Fund, 4.19%(f) ... 353,012,898
Total Investment Company
(Cost $353,012,898)
353,012,898
Principal
Amount Value
CASH SWEEP — 0.0%
3,049,931 Citibank - US Dollars on Deposit in
Custody Account, 0.30%(f) ... $ 3,049,931
Total Cash Sweep
(Cost $3,049,931)
3,049,931
TOTAL INVESTMENTS — 100.2%
(Cost $15,847,286,225)
$ 20,583,082,538
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.2)%
(35,991,578)
NET ASSETS — 100.0%
$ 20,547,090,960
(a) Non-income producing security.
(b) This security has been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (b).
(d) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(e) Zero coupon security. The rate represents the yield at time of purchase.
(f) The rate shown represents the current yield as of January 31, 2023.
Forward Foreign Currency Exchange Contracts Outstanding at January 31, 2023 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Appreciation
CAD 13,625,000 USD 10,000,000 Barclays Bank Plc 06/27/23 $ 255,168
EUR 13,987,970 USD 15,000,000 Barclays Bank Plc 06/27/23 335,316
GBP 12,448,133 USD 15,000,000 Barclays Bank Plc 06/27/23 392,307
JPY 7,749,300,000 USD 60,000,000 Barclays Bank Plc 06/27/23 779,426
Total Forward Foreign Currency Exchange Contracts $ 1,762,217
ADR — American Depositary Receipt
CAD — Canadian Dollar
ETF — Exchange-Traded Fund
EUR — Euro
FOR — Foreign Ownership Restrictions
GBP — British Pound
GDR — Global Depositary Receipt
JPY — Japanese Yen
REIT — Real Estate Investment Trust

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 1.6%
Belgium .................................... 0.0 *
Brazil ...................................... 0.5
Canada ..................................... 1.6
Chile ...................................... 0.0 *
China ...................................... 5.7
Czech Republic ............................... 0.0 *
Denmark ................................... 0.3
Egypt ...................................... 0.0 *
Faeroe Islands ................................ 0.0 *
Finland ..................................... 0.0 *
France ...................................... 1.7
Germany .................................... 0.7
Hong Kong .................................. 0.3
India ....................................... 3.1
Indonesia ................................... 0.1
Ireland ..................................... 0.5
Israel ....................................... 0.0 *
Italy ....................................... 0.0 *
Japan ...................................... 0.8
Kazakhstan .................................. 0.1
Luxembourg ................................. 0.0 *
Malaysia .................................... 0.0 *
Mexico ..................................... 0.0 *
Netherlands .................................. 1.7
Norway ..................................... 0.1
Philippines .................................. 0.0 *
Poland ..................................... 0.0 *
Portugal .................................... 0.0 *
Qatar ...................................... 0.0 *
Singapore ................................... 0.4
South Africa ................................. 0.1
South Korea ................................. 0.2
Spain ...................................... 0.0 *
Sweden ..................................... 0.1
Switzerland .................................. 0.5
Taiwan ..................................... 0.3
Thailand .................................... 0.2
Turkey ..................................... 0.0 *
United Arab Emirates .......................... 0.1
United Kingdom .............................. 3.5
United States ................................. 67.9
Uruguay .................................... 0.8
Other** ..................................... 7.1
100.0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, U.S.
Government Agencies, U.S. Government Securities, investment
company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.